Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Nov. 30, 2017	Nov. 30, 2018
Income Statement [Abstract]
Revenue	$ 4,500	$ 5,200	$ 4,500	$ 18,700
Operating Expenses:
General and administrative	5,352	4,575	8,713	21,178
Professional fees	8,615	5,238	1,184	24,487
Total operating expenses	13,967	9,813	9,897	45,665
Operating Loss	(9,467)	(4,613)	(5,397)	(26,965)
Provision for income tax	0	0	0	0
Net Loss	$ (9,467)	$ (4,613)	$ (5,397)	$ (26,965)
Basic and Diluted Loss per Common Share (in dollars per share)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	13,536,667	10,000,000	10,000,000	11,525,205